Income Tax - Reconciliation of Income before Income Tax and Income Tax Expense Recognized in Profit or Loss (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 979,316.5		$ 1,144,072.2	$ 663,036.0
Income tax expense at the statutory rate	197,935.7		231,776.1	134,595.2
Tax effect of adjusting items:
Nondeductible (deductible) items in determining taxable income	(7,642.2)		12,309.8	11,279.5
Tax-exempt income	0.0		(157,955.9)	(89,852.9)
Additional income tax under the Alternative Minimum Tax Act	0.0		61,578.0	32,852.7
Additional income tax on unappropriated earnings	29,221.8		42,336.8	18,849.5
The origination and reversal of temporary differences	3,210.1		(24,714.5)	(17,530.0)
Income tax credits	(61,905.4)		4,654.1	(5,651.3)
Tax effect of adjusting items	160,820.0		169,984.4	84,542.7
Income tax adjustments on prior years	(32,775.5)		(19,413.0)	(14,539.5)
Other income tax adjustments	244.3		206.1	152.2
Income tax expense recognized in profit or loss	$ 128,288.8	$ 4,189.7	$ 150,777.5	$ 70,155.4